Bunker inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Bunker Inventory [Line Items]
Inventory	$ 32,787	$ 22,511
Bunker inventory on board vessel
Disclosure Of Bunker Inventory [Line Items]
Inventory	22,100	$ 22,500
Trucks and spare parts to be converted into hydrotrucks for resale
Disclosure Of Bunker Inventory [Line Items]
Inventory	$ 10,700